Document and Entity Information	Sep. 24, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	Medtronic plc
Local Phone Number	438-1700
Amendment Flag	false
Entity Central Index Key	0001613103
Document Type	8-K
Document Period End Date	Sep. 24, 2020
Entity Incorporation State Country Code	L2
Entity File Number	1-36820
Entity Tax Identification Number	98-1183488
Entity Address, Address Line One	20 On Hatch
Entity Address, Address Line Two	Lower Hatch Street
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
City Area Code	353 1
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, $0.0001 par value per share
Trading Symbol	MDT
Security Exchange Name	NYSE
Senior Notes 2019 Due 2021 Floating [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Senior Notes due 2021
Trading Symbol	MDT/21
Security Exchange Name	NYSE
Senior Notes 2019 Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0% Senior Notes due 2021
Trading Symbol	MDT/21A
Security Exchange Name	NYSE
Senior Notes 2019 Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.00% Senior Notes due 2022
Trading Symbol	MDT/22B
Security Exchange Name	NYSE
Senior Notes 2019 Due 20230.375 Percent [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Senior Notes due 2023
Trading Symbol	MDT/23B
Security Exchange Name	NYSE
Senior Notes 2019 Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.25% Senior Notes due 2025
Trading Symbol	MDT/25
Security Exchange Name	NYSE
Senior Notes 2019 Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	MDT/27
Security Exchange Name	NYSE
M 1.625 Senior Notes Due 20312 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2031
Trading Symbol	MDT/31
Security Exchange Name	NYSE
M 1.00 Senior Notes Due 20311 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.00% Senior Notes due 2031
Trading Symbol	MDT/31A
Security Exchange Name	NYSE
M 2.250 Senior Notes Due 20394 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2039
Trading Symbol	MDT/39A
Security Exchange Name	NYSE
M 1.50 Senior Notes Due 20393 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.50% Senior Notes due 2039
Trading Symbol	MDT/39B
Security Exchange Name	NYSE
Senior Notes 2019 Due 2049 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.75% Senior Notes due 2049
Trading Symbol	MDT/49
Security Exchange Name	NYSE